Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average	Average
					Summary	Summary
					Compensation	Compensation	Value of Initial Fixed $100
					Table Total	Actually Paid	Investment Based On:
	Summary	Summary		Compensation	for Non-PEO	to Non-PEO		Peer Group
	Compensation	Compensation	Compensation	Actually Paid	Named	Named	Total	Total	Net
	Table Total	Table Total	Actually Paid	to second	Executive	Executive	Shareholder	Shareholder	Income	EBITDA (6)
	for first PEO (1)	for second PEO (1)	to first PEO (2) (4)	PEO (2) (4)	Officers (1)	Officers (3) (4)	Return	Return (5)	(in thousands)	(in thousands)
Year	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
2024	—	1,327,875	—	1,067,706	646,672	544,422	83	117	17,853	21,052
2023	—	1,463,400	—	1,438,500	705,300	698,672	92	168	41,695	51,618
2022	1,006,111	1,359,558	990,535	1,360,405	421,673	431,123	91	132	40,347	53,701
2021	1,254,878	—	1,152,819	—	905,219	823,780	92	183	29,026	38,208
2020	1,113,750	—	1,107,375	—	687,524	801,066	104	138	19,444	26,315
(1)	Amounts disclosed for the first Principal Executive Officer (PEO), second PEO and other Non-PEO Named Executive Officers relate to reported compensation as follows:
➢	Richard A. Hubbell – was the President and Chief Executive Officer through May 17, 2022 and for the years 2021 and 2020. He has been Executive Chairman of the Board Officer since May 17, 2022. His total compensation for 2022, 2021 and 2020, has been disclosed as amounts related to first PEO. For 2024 and 2023, his compensation has been included in amounts related to Non-PEO Named Executive Officers.
➢	Ben M. Palmer – has been the President and Chief Executive Officer since May 17, 2022, and was Vice President, Chief Financial Officer and Corporate Secretary prior. For 2024, 2023 and 2022, his total compensation has been disclosed as amounts related to second PEO. For 2021 and 2020, his compensation has been disclosed in amounts related to Non-PEO Named Executive Officers.
➢	Michael L. Schmit – has been Vice President, Chief Financial Officer and Corporate Secretary since May 17, 2022, and his compensation has been included in amounts related to Non-PEO Named Executive Officer for 2024, 2023 and 2022.
➢	Randall R. Rollins – was the Executive Chairman of the Board until his passing in August 2020; his compensation until his death has been included in the amounts related to Non-PEO Named Executive Officers for that year.
(2)	The dollar amounts reported represent the amount of Compensation Actually Paid (CAP), computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. To calculate the amounts in the CAP to PEO column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the Summary Compensation Table (SCT):

				Reported	Equity	Equity
	Reported	Reported	Reported	Value of	Award	Award
	Summary	Summary	Value of	Equity	Adjustments	Adjustments
	Compensation	Compensation	Equity	Awards to	to	to	Compensation	Compensation
	Table Total for	Table Total for	Awards to	second	first	second	Actually Paid	Actually Paid
	first PEO (a)	second PEO (a)	first PEO (b)	PEO(b)	PEO (c)	PEO (c)	to first PEO	to second PEO
Year	($)	($)	($)	($)	($)	($)	($)	($)
2024	—	1,327,875	—	(720,375)	—	460,206	—	1,067,706
2023	—	1,463,400	—	(673,200)	—	648,300	—	1,438,500
2022	1,006,111	1,359,558	(296,400)	(456,000)	280,824	456,847	990,535	1,360,405
2021	1,254,878	—	(268,938)	—	166,879	—	1,152,819	—
2020	1,113,750	—	(243,750)	—	237,375	—	1,107,375	—
(a)	The amounts disclosed represent the amounts attributable to the Named Executive Officer for the period he served as PEO and included in the amounts reported as Total compensation in the SCT.
(b)	Represents the grant date fair value of the equity awards reported in the Stock Awards column of the SCT.
(c)	Represents the year-over-year change in the fair value of equity awards, as shown below. For 2022, the change in fair value of equity awards has been attributed to the Named Executive Officer who was PEO as of December 31, 2022:

	2024	2023	2022 - First PEO	2022 - Second PEO	2021	2020
Fair Value of	($)	($)	($)	($)	($)	($)
Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY	573,125	581,400	306,020	470,800	203,125	236,275
Change in prior year awards outstanding and unvested as of end of CFY	(238,335)	(16,659)	(35,806)	(28,839)	(107,406)	8,260
Change in prior year awards that vested in current year	(23,153)	29,785	(20,675)	(15,267)	39,466	(37,980)
Dividends paid	148,569	53,774	31,285	30,153	31,694	30,820
Total Equity Award Adjustments	460,206	648,300	280,824	456,847	166,879	237,375

(3)

The dollar amounts reported represent the amount of CAP, computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Non-PEO Named Executive Officers during the applicable year. To calculate the amounts in the CAP to Non-PEO Named Executive Officers column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the Summary Compensation Table (SCT):

	Average	Reported	Equity	Average Summary
	Summary Compensation	Value of Average Equity	Award Adjustments to	Compensation Actually
	Table Total for Non- PEO	Awards to Non-PEO Named	Non-PEO Named	Paid to Non- PEO Named
	Named Executive Officers (a)	Executive Officers (b)	Executive Officers (c)	Executive Officers
Year	($)	($)	($)	($)
2024	646,672	(336,172)	233,922	544,422
2023	705,300	(310,200)	303,572	698,672
2022	421,673	(171,000)	180,450	431,123
2021	905,219	(217,219)	135,780	823,780
2020	687,524	(220,312)	333,855	801,066
(a)	The amounts disclosed represent the average of the total amounts attributable to all non-PEO Named Executive Officers for the period he served, as included in the amounts reported as Total compensation in the SCT.
(b)	Represents the average grant date fair value of the equity awards reported in the Stock awards column of the SCT.
(c)	Represents the average year-over-year change in the fair value of equity awards, as shown below. For 2020, awards granted and vested in CFY represents stock granted to R. Randall Rollins that vested immediately upon his death pursuant to the terms of the restricted stock grants:

	2024	2023	2022	2021	2020
Fair Value of	($)	($)	($)	($)	($)
Equity awards granted in CFY outstanding and unvested as of end of CFY	290,382	267,900	176,550	164,063	212,419
Change in prior year awards outstanding and unvested as of end of CFY	(117,962)	(9,805)	—	(87,179)	3,401
Awards granted and vested in same CFY	—	—	—	—	118,788
Change in prior year awards that vested in current year	(11,927)	17,477	—	33,201	(23,991)
Dividends paid	73,429	28,000	3,900	25,695	23,238
Total Equity Award Adjustments	233,922	303,572	180,450	135,780	333,855

(4)	The Named Executive Officers do not participate in the Company’s defined benefit pension plan and therefore no adjustments have been made in computing the CAP.
(5)

Reflects cumulative total shareholder return of the peer group, as of December 31, 2024, calculated over the measurement period beginning as of December 31, 2019 established by the market close on that day through and including the end of 2024. The peer group used by the Company is the same as the one identified for purposes of Item 201(e) of Regulation S-K under the Exchange Act in its Form 10-K for the year ended December 31, 2024.

(6)	Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA) is computed by adding interest, tax, depreciation and amortization expenses to net income.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)	Amounts disclosed for the first Principal Executive Officer (PEO), second PEO and other Non-PEO Named Executive Officers relate to reported compensation as follows:
➢	Richard A. Hubbell – was the President and Chief Executive Officer through May 17, 2022 and for the years 2021 and 2020. He has been Executive Chairman of the Board Officer since May 17, 2022. His total compensation for 2022, 2021 and 2020, has been disclosed as amounts related to first PEO. For 2024 and 2023, his compensation has been included in amounts related to Non-PEO Named Executive Officers.
➢	Ben M. Palmer – has been the President and Chief Executive Officer since May 17, 2022, and was Vice President, Chief Financial Officer and Corporate Secretary prior. For 2024, 2023 and 2022, his total compensation has been disclosed as amounts related to second PEO. For 2021 and 2020, his compensation has been disclosed in amounts related to Non-PEO Named Executive Officers.
➢	Michael L. Schmit – has been Vice President, Chief Financial Officer and Corporate Secretary since May 17, 2022, and his compensation has been included in amounts related to Non-PEO Named Executive Officer for 2024, 2023 and 2022.
➢	Randall R. Rollins – was the Executive Chairman of the Board until his passing in August 2020; his compensation until his death has been included in the amounts related to Non-PEO Named Executive Officers for that year.

Peer Group Issuers, Footnote
(5)

Reflects cumulative total shareholder return of the peer group, as of December 31, 2024, calculated over the measurement period beginning as of December 31, 2019 established by the market close on that day through and including the end of 2024. The peer group used by the Company is the same as the one identified for purposes of Item 201(e) of Regulation S-K under the Exchange Act in its Form 10-K for the year ended December 31, 2024.

Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported represent the amount of Compensation Actually Paid (CAP), computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. To calculate the amounts in the CAP to PEO column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the Summary Compensation Table (SCT):

				Reported	Equity	Equity
	Reported	Reported	Reported	Value of	Award	Award
	Summary	Summary	Value of	Equity	Adjustments	Adjustments
	Compensation	Compensation	Equity	Awards to	to	to	Compensation	Compensation
	Table Total for	Table Total for	Awards to	second	first	second	Actually Paid	Actually Paid
	first PEO (a)	second PEO (a)	first PEO (b)	PEO(b)	PEO (c)	PEO (c)	to first PEO	to second PEO
Year	($)	($)	($)	($)	($)	($)	($)	($)
2024	—	1,327,875	—	(720,375)	—	460,206	—	1,067,706
2023	—	1,463,400	—	(673,200)	—	648,300	—	1,438,500
2022	1,006,111	1,359,558	(296,400)	(456,000)	280,824	456,847	990,535	1,360,405
2021	1,254,878	—	(268,938)	—	166,879	—	1,152,819	—
2020	1,113,750	—	(243,750)	—	237,375	—	1,107,375	—
(a)	The amounts disclosed represent the amounts attributable to the Named Executive Officer for the period he served as PEO and included in the amounts reported as Total compensation in the SCT.
(b)	Represents the grant date fair value of the equity awards reported in the Stock Awards column of the SCT.
(c)	Represents the year-over-year change in the fair value of equity awards, as shown below. For 2022, the change in fair value of equity awards has been attributed to the Named Executive Officer who was PEO as of December 31, 2022:

	2024	2023	2022 - First PEO	2022 - Second PEO	2021	2020
Fair Value of	($)	($)	($)	($)	($)	($)
Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY	573,125	581,400	306,020	470,800	203,125	236,275
Change in prior year awards outstanding and unvested as of end of CFY	(238,335)	(16,659)	(35,806)	(28,839)	(107,406)	8,260
Change in prior year awards that vested in current year	(23,153)	29,785	(20,675)	(15,267)	39,466	(37,980)
Dividends paid	148,569	53,774	31,285	30,153	31,694	30,820
Total Equity Award Adjustments	460,206	648,300	280,824	456,847	166,879	237,375

Non-PEO NEO Average Total Compensation Amount	$ 646,672	$ 705,300	$ 421,673	$ 905,219	$ 687,524
Non-PEO NEO Average Compensation Actually Paid Amount	$ 544,422	698,672	431,123	823,780	801,066
Adjustment to Non-PEO NEO Compensation Footnote
(3)

The dollar amounts reported represent the amount of CAP, computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Non-PEO Named Executive Officers during the applicable year. To calculate the amounts in the CAP to Non-PEO Named Executive Officers column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the Summary Compensation Table (SCT):

	Average	Reported	Equity	Average Summary
	Summary Compensation	Value of Average Equity	Award Adjustments to	Compensation Actually
	Table Total for Non- PEO	Awards to Non-PEO Named	Non-PEO Named	Paid to Non- PEO Named
	Named Executive Officers (a)	Executive Officers (b)	Executive Officers (c)	Executive Officers
Year	($)	($)	($)	($)
2024	646,672	(336,172)	233,922	544,422
2023	705,300	(310,200)	303,572	698,672
2022	421,673	(171,000)	180,450	431,123
2021	905,219	(217,219)	135,780	823,780
2020	687,524	(220,312)	333,855	801,066
(a)	The amounts disclosed represent the average of the total amounts attributable to all non-PEO Named Executive Officers for the period he served, as included in the amounts reported as Total compensation in the SCT.
(b)	Represents the average grant date fair value of the equity awards reported in the Stock awards column of the SCT.
(c)	Represents the average year-over-year change in the fair value of equity awards, as shown below. For 2020, awards granted and vested in CFY represents stock granted to R. Randall Rollins that vested immediately upon his death pursuant to the terms of the restricted stock grants:

	2024	2023	2022	2021	2020
Fair Value of	($)	($)	($)	($)	($)
Equity awards granted in CFY outstanding and unvested as of end of CFY	290,382	267,900	176,550	164,063	212,419
Change in prior year awards outstanding and unvested as of end of CFY	(117,962)	(9,805)	—	(87,179)	3,401
Awards granted and vested in same CFY	—	—	—	—	118,788
Change in prior year awards that vested in current year	(11,927)	17,477	—	33,201	(23,991)
Dividends paid	73,429	28,000	3,900	25,695	23,238
Total Equity Award Adjustments	233,922	303,572	180,450	135,780	333,855

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	The Company used the following performance measures for 2024:
➢	EBITDA;
➢	Net income;
➢	Earnings Per Share; and
➢	Total Shareholder Return

Total Shareholder Return Amount	$ 83	92	91	92	104
Peer Group Total Shareholder Return Amount	117	168	132	183	138
Net Income (Loss)	$ 17,853,000	$ 41,695,000	$ 40,347,000	$ 29,026,000	$ 19,444,000
Company Selected Measure Amount	21,052,000	51,618,000	53,701,000	38,208,000	26,315,000
PEO Name	Ben M. Palmer
Equity Awards Adjustments, Footnote
(c)	Represents the year-over-year change in the fair value of equity awards, as shown below. For 2022, the change in fair value of equity awards has been attributed to the Named Executive Officer who was PEO as of December 31, 2022:

	2024	2023	2022 - First PEO	2022 - Second PEO	2021	2020
Fair Value of	($)	($)	($)	($)	($)	($)
Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY	573,125	581,400	306,020	470,800	203,125	236,275
Change in prior year awards outstanding and unvested as of end of CFY	(238,335)	(16,659)	(35,806)	(28,839)	(107,406)	8,260
Change in prior year awards that vested in current year	(23,153)	29,785	(20,675)	(15,267)	39,466	(37,980)
Dividends paid	148,569	53,774	31,285	30,153	31,694	30,820
Total Equity Award Adjustments	460,206	648,300	280,824	456,847	166,879	237,375
(c)	Represents the average year-over-year change in the fair value of equity awards, as shown below. For 2020, awards granted and vested in CFY represents stock granted to R. Randall Rollins that vested immediately upon his death pursuant to the terms of the restricted stock grants:

	2024	2023	2022	2021	2020
Fair Value of	($)	($)	($)	($)	($)
Equity awards granted in CFY outstanding and unvested as of end of CFY	290,382	267,900	176,550	164,063	212,419
Change in prior year awards outstanding and unvested as of end of CFY	(117,962)	(9,805)	—	(87,179)	3,401
Awards granted and vested in same CFY	—	—	—	—	118,788
Change in prior year awards that vested in current year	(11,927)	17,477	—	33,201	(23,991)
Dividends paid	73,429	28,000	3,900	25,695	23,238
Total Equity Award Adjustments	233,922	303,572	180,450	135,780	333,855

Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description
(6)	Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA) is computed by adding interest, tax, depreciation and amortization expenses to net income.

Measure:: 2
Pay vs Performance Disclosure
Name	Net income
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
Richard A. Hubbell
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,006,111	$ 1,254,878	$ 1,113,750
PEO Actually Paid Compensation Amount			990,535	1,152,819	1,107,375
Ben M. Palmer
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,327,875	$ 1,463,400	1,359,558
PEO Actually Paid Compensation Amount	1,067,706	1,438,500	1,360,405
PEO | Richard A. Hubbell | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(296,400)	(268,938)	(243,750)
PEO | Richard A. Hubbell | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			280,824	166,879	237,375
PEO | Richard A. Hubbell | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			306,020	203,125	236,275
PEO | Richard A. Hubbell | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(35,806)	(107,406)	8,260
PEO | Richard A. Hubbell | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(20,675)	39,466	(37,980)
PEO | Richard A. Hubbell | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			31,285	31,694	30,820
PEO | Ben M. Palmer | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(720,375)	(673,200)	(456,000)
PEO | Ben M. Palmer | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	460,206	648,300	456,847
PEO | Ben M. Palmer | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	573,125	581,400	470,800
PEO | Ben M. Palmer | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(238,335)	(16,659)	(28,839)
PEO | Ben M. Palmer | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,153)	29,785	(15,267)
PEO | Ben M. Palmer | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	148,569	53,774	30,153
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(336,172)	(310,200)	(171,000)	(217,219)	(220,312)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	233,922	303,572	180,450	135,780	333,855
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	290,382	267,900	176,550	164,063	212,419
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,962)	(9,805)		(87,179)	3,401
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					118,788
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,927)	17,477		33,201	(23,991)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 73,429	$ 28,000	$ 3,900	$ 25,695	$ 23,238